Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Noncurrent Liabilities [Abstract]
Royalty payment obligations (a)	$ 3,355	$ 3,148
License acquisition payment obligation (b)		1,302
Other employee benefit liabilities	1,557	2,554
Other Liabilities	4,912	7,004
Current portion of royalty payment obligations (note 13)	(3,248)	(3,043)
Current portion of license acquisition payment obligation (note 13)		(1,302)
Current portion of other employee benefit liabilities (note 13)	(1,351)	(2,374)
Other non-current liabilities	$ 313	$ 285	$ 5,695